Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Reconciliation of consolidated income statement to prior period (Details) - GBP (£)
£ in Millions
		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income statement
Interest income			£ 7,459	£ 6,917		£ 6,891
Interest expense			(4,329)	(3,041)	[1]	(2,115)	[1]
Net interest income			3,130	3,876	[1]	4,776	[1]
Fee and commission income			7,392	7,424	[1]	7,215	[1]
Fee and commission expense			(1,785)	(1,726)	[1]	(1,626)	[1]
Net fee and commission income			5,607	5,698	[1]	5,589	[1]
Net trading income			4,364	3,396	[1]	2,716	[1]
Net investment income			394	699	[1]	1,077	[1]
Other income				61		44
Total income			13,600	13,730	[1]	14,202	[1]
Credit impairment charges and other provisions			(643)	(1,553)	[1]	(1,477)	[1]
Net operating income			12,957	12,177	[1]	12,725	[1]
Staff costs			(4,874)	(4,393)	[1]	(6,832)	[1]
Infrastructure costs			(935)	(1,696)	[1]	(2,339)	[1]
Administration and general expenses				(4,141)		(1,975)
Litigation and conduct	[2]		(1,706)	(448)		(321)
Operating expenses			(11,739)	(10,678)	[1]	(11,467)	[1]
Share of profit of post-tax results of associates and joint ventures			68	75	[1]	71	[1]
Profit/(loss) on disposal of subsidiaries, associates and joint ventures			0	184	[1]	565	[1]
Profit (loss) before tax			1,286	1,758	[1]	1,894	[1]
Tax charge			(404)	(1,526)	[1]	(302)	[1]
Profit (loss) from continuing operations			882	232	[1]	1,592	[1]
Previously stated [member]
Income statement
Interest income				13,631		14,423
Interest expense				(3,883)		(2,966)
Net interest income				9,748		11,457
Fee and commission income				8,775		8,625
Fee and commission expense				(1,901)		(1,789)
Net fee and commission income				6,874		6,836
Net trading income				3,387		2,795
Net investment income				859		1,324
Other income				69		57
Total income				20,937		22,469
Credit impairment charges and other provisions				(2,336)		(2,373)
Net operating income				18,601		20,096
Staff costs				(6,445)		(9,211)
Infrastructure costs				(2,068)		(2,937)
Administration and general expenses				(5,969)		(2,837)
Litigation and conduct				(1,207)		(1,363)
Operating expenses				(15,689)		(16,348)
Share of profit of post-tax results of associates and joint ventures				70		70
Profit/(loss) on disposal of subsidiaries, associates and joint ventures				184		565
Profit (loss) before tax				3,166		4,383
Tax charge				(2,125)		(1,245)
Profit (loss) from continuing operations				1,041		3,138
Continuing operations [member]
Income statement
Interest income				6,917		6,891
Interest expense				(3,041)		(2,115)
Net interest income				3,876		4,776
Fee and commission income				7,424		7,215
Fee and commission expense				(1,726)		(1,626)
Net fee and commission income				5,698		5,589
Net trading income				3,396		2,716
Net investment income				699		1,077
Other income				61		44
Total income			£ 13,600	13,730		14,202
Credit impairment charges and other provisions				(1,553)		(1,477)
Net operating income				(12,177)		(12,725)
Staff costs				(4,393)		(6,832)
Infrastructure costs				(1,696)		(2,339)
Administration and general expenses	[2]			(4,141)		(1,975)
Litigation and conduct	[2]			(448)		(321)
Operating expenses				(10,678)		(11,467)
Share of profit of post-tax results of associates and joint ventures				75		71
Profit/(loss) on disposal of subsidiaries, associates and joint ventures				184		565
Profit (loss) before tax				1,758		1,894
Tax charge				(1,526)		(302)
UK Banking Business [member] | Barclays Bank UK PLC [member]
Income statement
Interest income				6,714		7,532
Interest expense				(842)		(851)
Net interest income		£ 1,449		5,872	[3]	6,681	[3]
Fee and commission income				1,351		1,410
Fee and commission expense				(175)		(163)
Net fee and commission income		296		1,176	[3]	1,247	[3]
Net trading income		(5)		(9)	[3]	79	[3]
Net investment income		6		160	[3]	247	[3]
Other income		2		8	[3]	13	[3]
Total income				7,207		8,267
Credit impairment charges and other provisions		(201)		(783)	[3]	(896)	[3]
Net operating income		1,547		6,424	[3]	7,371	[3]
Staff costs		321		(2,052)	[3]	(2,379)	[3]
Infrastructure costs				(372)		(598)
Administration and general expenses				(1,828)		(862)
Litigation and conduct				(759)		(1,042)
Operating expenses		1,456		(5,011)	[3]	(4,881)	[3]
Share of profit of post-tax results of associates and joint ventures		0		(5)	[3]	(1)	[3]
Profit/(loss) on disposal of subsidiaries, associates and joint ventures				0		0
Profit (loss) before tax		91		1,408	[3]	2,489	[3]
Tax charge		£ 138		(599)	[3]	(943)	[3]
Profit (loss) from continuing operations				£ 809		£ 1,546

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expense s categories have been adjusted accordingly.

[3]
  Adjustment for restatement of UK banking business as discontinued operation.
  The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.